Accounting Principles - Fair value of Initial Investment Agreement at Initial Recognition Date Determined on Basis of Share Price (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 01, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 14, 2023 $ / shares shares	Nov. 01, 2023 € / shares
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares		28,000,000	28,000,000
Spot share price | $ / shares		$ 2.76	$ 2.33
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	16,000,000
Spot share price | € / shares				€ 2.63
Spot foreign exchange rate | € / shares				€ 1.05
Fair value of shares	$ 44,272
Proceeds received	80,000
Proceeds reallocated to the JRCA	$ 35,728	$ 35,700